Financial Instruments - Summary of Maturity Analysis for Derivative Financial Instruments (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2017 TWD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 TWD ($)
Less than 1 month [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Gross settled	$ (40,897)	$ (1,379)	$ (205,559)
1 to 3 months [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Gross settled	(164,400)	(5,547)	(144,919)
3 months to 1 year [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Gross settled	227,325	7,669	655,299
Forward exchange contracts [member] | Less than 1 month [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Net settled	(8,820)	(298)	22,680
Gross settled	32,148	1,085	(111,528)
Forward exchange contracts [member] | 1 to 3 months [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Net settled			13,320
Gross settled	30,458	1,027	(3,687)
Forward exchange contracts [member] | 3 months to 1 year [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Gross settled	3,499	118
Forward exchange contracts [member] | Inflows [member] | Less than 1 month [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Gross settled	3,711,302	125,213	5,134,196
Forward exchange contracts [member] | Inflows [member] | 1 to 3 months [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Gross settled	2,169,093	73,181	912,213
Forward exchange contracts [member] | Inflows [member] | 3 months to 1 year [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Gross settled	390,379	13,171
Forward exchange contracts [member] | Outflows [member] | Less than 1 month [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Gross settled	(3,679,154)	(124,128)	(5,245,724)
Forward exchange contracts [member] | Outflows [member] | 1 to 3 months [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Gross settled	(2,138,635)	(72,154)	(915,900)
Forward exchange contracts [member] | Outflows [member] | 3 months to 1 year [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Gross settled	(386,880)	(13,154)
Foreign currency option contracts [member] | Less than 1 month [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Net settled			(344)
Swap contracts [member] | Less than 1 month [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Gross settled	(73,045)	(2,464)	(94,031)
Swap contracts [member] | 1 to 3 months [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Gross settled	(194,858)	(6,574)	(141,232)
Swap contracts [member] | 3 months to 1 year [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Gross settled	223,826	7,551	655,299
Swap contracts [member] | Inflows [member] | Less than 1 month [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Gross settled	12,116,531	408,790	5,345,159
Swap contracts [member] | Inflows [member] | 1 to 3 months [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Gross settled	14,434,880	487,007	17,399,695
Swap contracts [member] | Inflows [member] | 3 months to 1 year [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Gross settled	36,676,224	1,237,389	43,537,500
Swap contracts [member] | Outflows [member] | Less than 1 month [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Gross settled	(12,189,576)	(411,254)	(5,439,190)
Swap contracts [member] | Outflows [member] | 1 to 3 months [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Gross settled	(14,629,738)	(493,581)	(17,540,927)
Swap contracts [member] | Outflows [member] | 3 months to 1 year [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Gross settled	$ (36,452,898)	$ (1,229,838)	$ (42,882,201)